SMEAD VALUE FUND
Schedule of Investments
February 29, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS 96.65%
Banks 11.67%
Bank of America Corp.	6,286,007	$216,992,962
Fifth Third Bancorp	1,761,815	60,500,727
JPMorgan Chase & Co.	1,255,686	233,632,937
M&T Bank Corp.	391,180	54,663,493
Western Alliance Bancorp	1,069,571	61,746,334
		627,536,453
Consumer Durables & Apparel 18.79%
DR Horton, Inc.	2,349,365	351,089,105
Lennar Corp. – Class A	2,447,164	387,899,966
NVR, Inc. (a)	35,623	271,645,680
		1,010,634,751
Diversified Financials 9.19%
American Express Co.	1,523,432	334,271,450
Berkshire Hathaway, Inc. – Class B (a)	167,935	68,752,589
Credit Acceptance Corp. (a)	164,650	91,150,240
		494,174,279
Energy 20.26%
APA Corp.	5,826,669	173,576,470
ConocoPhillips	1,739,675	195,783,024
Devon Energy Corp.	3,446,403	151,848,516
Occidental Petroleum Corp.	5,307,698	321,699,576
Ovintiv, Inc.	4,992,148	246,662,033
		1,089,569,619
Media & Entertainment 1.48%
Warner Bros Discovery, Inc. (a)	9,047,594	79,528,351
Pharmaceuticals, Biotechnology & Life Sciences 10.96%
Amgen, Inc.	929,081	254,410,250
Merck & Co., Inc.	2,635,931	335,158,627
		589,568,877
Real Estate 11.26%
Macerich Co. (The) – REIT	18,188,102	298,466,754
Simon Property Group, Inc. – REIT	2,075,659	307,488,124
		605,954,878
The accompanying notes are an integral part of these financial statements.
0

SMEAD VALUE FUND
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)
	Shares	Value
Retailing 8.27%
eBay, Inc.	2,951,792	$139,560,726
Home Depot, Inc.	408,964	155,655,788
Target Corp.	979,262	149,748,745
		444,965,259
Semiconductors & Semiconductor Equipment 1.98%
QUALCOMM, Inc.	674,790	106,475,114
Transportation 2.79%
U-Haul Holding Co. (a)	482,042	31,033,864
U-Haul Holding Co. (Non Voting)	1,874,827	119,182,752
		150,216,616
TOTAL COMMON STOCKS (Cost $4,024,278,456)		5,198,624,197
SHORT-TERM INVESTMENTS 4.06%
Money Market Fund 4.06%
Northern Institutional Treasury Portfolio — Premier Class, 5.16% (b)	218,494,956	218,494,956
TOTAL SHORT-TERM INVESTMENTS (Cost $218,494,956)		218,494,956
TOTAL INVESTMENTS (Cost $4,242,773,412) 100.71%		5,417,119,153
Other Assets in Excess of Liabilities -0.71%		(38,388,334)
TOTAL NET ASSETS 100%		$5,378,730,819

(a)	Non-income producing security.
(b)	The rate shown is the 7-day annualized yield as of February 29, 2024.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
February 29, 2024 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of February 29, 2024:
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$5,198,624,197	$—	$—	$5,198,624,197
Total Equity	5,198,624,197	—	—	5,198,624,197
Short-Term Investments	—	218,494,956	—	218,494,956
Total Investments on Securities	$5,198,624,197	$218,494,956	$—	$5,417,119,153

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Funds at February 29, 2024. For the period ended February 29, 2024, there were no transfers between levels for the Funds. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold financial derivative instruments during the reporting period.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
February 29, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS 84.68%
Australia 2.93%
Materials 2.93%
Whitehaven Coal Ltd.	764,376	$3,438,480
Austria 5.45%
Financials 5.45%
BAWAG Group AG (a),(b)	113,167	6,395,851
Canada 30.94%
Consumer Discretionary 1.85%
Canada Goose Holdings, Inc. (b)	158,962	2,165,720
Consumer Staples 1.22%
Alimentation Couche-Tard, Inc.	23,116	1,433,647
Energy 20.08%
Cenovus Energy, Inc.	429,506	7,484,668
MEG Energy Corp. (b)	562,265	12,035,367
Strathcona Resources Ltd. (b)	152,574	2,655,416
Whitecap Resources, Inc.	200,375	1,390,806
		23,566,257
Materials 7.79%
Interfor Corp. (b)	255,571	3,820,901
West Fraser Timber Co. Ltd.	66,118	5,321,009
		9,141,910
		36,307,534
Denmark 4.38%
Consumer Discretionary 4.38%
Pandora AS	31,871	5,145,037
Germany 1.90%
Consumer Discretionary 1.90%
Bayerische Motoren Werke AG	18,873	2,228,919
Italy 13.84%
Financials 13.84%
Assicurazioni Generali SpA	206,764	4,901,928
UniCredit SpA	339,197	11,342,986
		16,244,914
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)
	Shares	Value
Netherlands 1.53%
Communications 1.53%
Universal Music Group NV	59,487	$1,792,777
Norway 6.28%
Industrials 6.28%
Frontline PLC	327,328	7,368,735
South Africa 1.84%
Materials 1.84%
Thungela Resources Ltd.	399,584	2,158,591
Spain 2.89%
Financials 2.89%
Bankinter SA	534,664	3,390,576
Switzerland 3.53%
Industrials 3.53%
IWG PLC (b)	1,764,264	4,144,203
United Kingdom 4.38%
Consumer Discretionary 3.24%
Next PLC	21,636	2,277,992
WH Smith PLC	98,677	1,531,371
		3,809,363
Financials 1.14%
NatWest Group PLC	441,894	1,334,644
		5,144,007
United States 4.79%
Energy 3.83%
Occidental Petroleum Corp.	74,133	4,493,201
Health Care 0.96%
Roche Holding AG	4,299	1,126,811
		5,620,012
TOTAL COMMON STOCKS (Cost $81,369,376)		99,379,636
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)
	Shares	Value
PREFERRED STOCKS 7.95%
Germany 7.95%
Consumer Discretionary 7.95%
Dr Ing hc F Porsche AG, 1.17% (a),(c)	13,197	$1,232,230
Porsche Automobil Holding SE, 5.18% (c)	73,820	3,941,425
Volkswagen AG, 7.02% (c)	30,636	4,152,282
TOTAL PREFERRED STOCKS (Cost $11,806,821)		9,325,937
WARRANTS 4.93%
United States 4.93%
Energy 4.93%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	149,986	5,789,460
TOTAL WARRANTS (Cost $2,105,563)		5,789,460
SHORT-TERM INVESTMENTS 2.18%
Money Market Fund 2.18%
Northern Institutional Treasury Portfolio — Premier Class, 5.16% (d)	2,554,777	2,554,777
TOTAL SHORT-TERM INVESTMENTS (Cost $2,554,777)		2,554,777
TOTAL INVESTMENTS (Cost $97,836,537) 99.74%		117,049,810
Other Assets in Excess of Liabilities 0.26%		301,674
TOTAL NET ASSETS 100.00%		$117,351,484

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the value of this security totaled $7,628,081 or 6.50% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of February 29, 2024.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements
February 29, 2024 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of February 29, 2024:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$40,800,735	$58,578,901	$—	$99,379,636
Preferred Stocks	—	9,325,937	—	9,325,937
Warrants	5,789,460	—	—	5,789,460
Total Equity	46,590,195	67,904,838	—	114,495,033
Short-Term Investments	—	2,554,777	—	2,554,777
Total Investments on Securities	$46,590,195	$70,459,615	$—	$117,049,810

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Funds at February 29, 2024. For the period ended February 29, 2024, there were no transfers between levels for the Funds. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold financial derivative instruments during the reporting period.